Commitments And Contingencies - Schedule of Outstanding Purchase Commitments (Details) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
As of December 31, 2023	¥ 31,295	$ 4,408